UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number 811-21389
                                                    ---------

                          ASA Debt Arbitrage Fund LLC
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

                    817 W. Peachtree Street, NW, Suite 400
                               Atlanta, GA 30308
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

              Kenneth Banwart, Chairman & Chief Executive Officer
                           Aspen Strategic Alliance
                    817 W. Peachtree Street, NW, Suite 400
                               Atlanta, GA 30308
              ---------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: 404-760-3424
                                                           ------------

                      Date of fiscal year end: January 31
                                               ----------

                    Date of reporting period: July 31, 2004
                                              -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

                        ASA DEBT ARBITRAGE FUND L.L.C.
                             Financial Statements
                                  (Unaudited)




                           Period from March 1, 2004
                         (commencement of operations)
                             through July 31, 2004

                        ASA DEBT ARBITRAGE FUND L.L.C.
                             Financial Statements
                                  (Unaudited)



                           Period from March 1, 2004
                          (commencement of operations)
                             through July 31, 2004





                                   Contents



Statement of Assets, Liabilities and Members' Capital......................1

Statement of Operations....................................................2

Statements of Changes in Members' Capital..................................3

Statement of Cash Flows....................................................4

Notes to Financial Statements..............................................5


                                                                                                   ASA DEBT ARBITRAGE FUND L.L.C.
                                                                            Statement of Assets, Liabilities and Members' Capital
                                                                                                                      (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     July 31,2004

---------------------------------------------------------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $4,096,682)                                                       $    4,088,334
Cash and cash equivalents                                                                                                863,621
Interest receivable                                                                                                          311
Other assets                                                                                                              19,141
---------------------------------------------------------------------------------------------------------------------------------

Total Assets
                                                                                                                       4,971,407
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payables:
   Advanced Subscriptions                                                                                                280,046
   Withdrawals payable                                                                                                    13,267
   Professional fees                                                                                                      12,059
   Administration fee                                                                                                      8,424
   Investment Management fee                                                                                               8,251
   Distribution fees                                                                                                       5,156
   Other                                                                                                                   7,161
---------------------------------------------------------------------------------------------------------------------------------

Total Liabilities
                                                                                                                         334,364
---------------------------------------------------------------------------------------------------------------------------------

Net Assets                                                                                                        $    4,637,043
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                                         $    4,645,391
Accumulated net unrealized depreciation on investments                                                                    (8,348)
---------------------------------------------------------------------------------------------------------------------------------

Members' Capital                                                                                                  $    4,637,043
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value per Unit (based on 187,901.3292 units outstanding)                                                 $       24.68
---------------------------------------------------------------------------------------------------------------------------------


                                 The accompanying notes are an integral part of these financial statements.                     1



                                                                                                   ASA DEBT ARBITRAGE FUND L.L.C.
                                                                                                          Statement of Operations
                                                                                                                      (Unaudited)

---------------------------------------------------------------------------------------------------------------------------------

                                                     Period from March 1, 2004 (commencement of operations) through July 31, 2004

---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                                                           $       1,278
---------------------------------------------------------------------------------------------------------------------------------

Total Investment Income                                                                                                    1,278
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Professional fees                                                                                                         25,045
Administration fee                                                                                                         8,424
Investment Management fee                                                                                                  8,251
Distribution fees                                                                                                          5,156
Miscellaneous                                                                                                                500
---------------------------------------------------------------------------------------------------------------------------------

Total Expenses                                                                                                            47,376
---------------------------------------------------------------------------------------------------------------------------------

Net Investment Loss                                                                                                      (46,098)
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)  FROM INVESTMENTS

Change in net unrealized appreciation/(depreciation) from investments                                                     (8,348)
---------------------------------------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments                                                                         (8,348)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                                                                     $     (54,446)
---------------------------------------------------------------------------------------------------------------------------------


                                 The accompanying notes are an integral part of these financial statements.                     2





                                                                                                  ASA DEBT ARBITRAGE FUND L.L.C.
                                                                                       Statements of Changes in Members' Capital
                                                                                                                     (Unaudited)
                                                    Period from March 1, 2004 (commencement of operations) through July 31, 2004

                                                                          Aspen Strategic
                                                                             Alliance,           Members               Total
                                                                              L.L.C.
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT INCEPTION OF FUND                                     $           -            $        -           $      -


INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                              (12)               (46,086)          (46,098)
  Change in net unrealized
        appreciation/depreciation from investments                                  (1)                (8,347)           (8,348)
---------------------------------------------------------------------------------------------------------------------------------
Net Decrease in Members' Capital
        Derived from Operations                                                    (13)               (54,433)          (54,446)
---------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions (203,758.66 units issued)                  1,000             5,087,050          5,088,050
  Members' withdrawals (15,857.33 units redeemed)                                     -              (396,561)          (396,561)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase in Members' Capital
        Derived from Capital Transactions                                         1,000             4,690,489          4,691,489
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JULY 31, 2004                                           $       987           $ 4,636,056        $ 4,637,043
---------------------------------------------------------------------------------------------------------------------------------

                                 The accompanying notes are an integral part of these financial statements.                     3





                                                                                                  ASA DEBT ARBITRAGE FUND L.L.C.
                                                                                                         Statement of Cash Flows
                                                                                                                     (Unaudited)

--------------------------------------------------------------------------------------------------------------------------------

                                                    Period from March 1, 2004 (commencement of operations) through July 31, 2004

--------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                                                            $   (54,446)
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                                                             (4,096,682)
Change in net unrealized appreciation/depreciation from investments                                                       8,348
Changes in assests and liabilities:
     (Increase) in assets:
      Interest receivable                                                                                                  (311)
      Other assets                                                                                                      (19,141)
      Increase in payables:
      Professional fees                                                                                                  12,059
      Adminstration fees                                                                                                  8,424
      Investment management fee                                                                                           8,251
      Distribution fees                                                                                                   5,156
      Other                                                                                                               7,161
--------------------------------------------------------------------------------------------------------------------------------
Net cash used in operating activities                                                                                (4,121,181)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                                                  5,088,050
Proceeds from Members' subscriptions received in advance                                                                280,046
Members' withdrawals                                                                                                   (383,294)
--------------------------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                                                                             4,984,802

Net increase in cash and cash equivalents                                                                               863,621
Cash and cash equivalents--beginning of period                                                                                -
--------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents--end of period                                                                            $   863,621
--------------------------------------------------------------------------------------------------------------------------------


                                 The accompanying notes are an integral part of these financial statements.                     4


                                               ASA Debt Arbitrage Fund, L.L.C.
                                                 Notes to Financial Statements
                                                                   (Unaudited)
------------------------------------------------------------------------------
                                            For the Period Ended July 31, 2004

------------------------------------------------------------------------------

1.       Organization

         ASA Debt Arbitrage Fund LLC (the "Fund") was organized as an Illinois limited liability company on June 30, 2003. The Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on March 1, 2004. Pursuant to an investment advisory agreement between the Fund and Aspen Strategic Alliance LLC (the "Adviser" and/or the "Administrator"), the Adviser will be responsible for developing, implementing and supervising the Fund's investment program. The Adviser has retained Guidance Capital LLC (the "Sub-Adviser") to assist with the selection of Portfolio Managers for the Company and may make allocation recommendations.

         The Fund will pursue its investment objective, to achieve consistent capital appreciation through investing with Portfolio Managers utilizing convertible arbitrage and fixed income arbitrage to take advantage of pricing inefficiencies in the fixed income markets, by investing primarily in private investment partnerships and other investment vehicles ("Investment Funds") that are managed by a select group of alternative asset managers ("Portfolio Managers") who utilizing convertible arbitrage and fixed-income arbitrage to take advantage of pricing inefficiencies. In allocating the Fund's assets for investment, the Adviser uses a specific set of guidelines for selecting the Portfolio Managers, which includes an evaluation of the individual Portfolio Manager's motivation, record of achievements, personal capital committed to the Fund and willingness to dilute personal equity to the business. The Adviser has primary responsibility for selecting Portfolio Managers and determining the portion of the Fund's assets to be allocated to each Portfolio Manager. The Adviser has retained the Sub-Adviser to assist with the execution of its responsibilities.

         PFPC Distributors, Inc. (the "Distributor") acts as the distributor of Interests on a best efforts basis, subject to various conditions. Interests are being offered through the Distributor and other brokers, dealers and certain financial institutions that have entered into selling agreements with the Distributor ("Selling Agents"). Interests will be sold only to investors meeting all qualifications for investment in the Fund.

         The Adviser has agreed to pay all organization and offering costs on behalf of the Fund.

2.       Significant Accounting Policies

         The Fund's financial statements are prepared in conformity U.S. generally accepted accounting principles The following is a summary of the significant accounting polices followed by the Fund.

         a.   Portfolio Valuation

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and

                                               ASA Debt Arbitrage Fund, L.L.C.
                                     Notes to Financial Statements (continued)
                                                                   (Unaudited)
------------------------------------------------------------------------------
                                            For the Period Ended July 31, 2004

------------------------------------------------------------------------------

2.       Significant Accounting Policies (continued)

         a.   Portfolio Valuation (continued)

         offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         b.   Income Recognition

         Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

         c.   Fund Costs

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         d.   Income Taxes

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         e.   Cash and Cash Equivalents

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                               ASA Debt Arbitrage Fund, L.L.C.
                                     Notes to Financial Statements (continued)
                                                                   (Unaudited)
------------------------------------------------------------------------------
                                            For the Period Ended July 31, 2004

------------------------------------------------------------------------------

2.       Significant Accounting Policies (continued)

         f.   Use of Estimates

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       Related Party Transactions

         The Fund will pay a monthly fee (the "Management Fee") to the Adviser, for management services, at the annual rate of 1.50% of the aggregate value of outstanding Interest determined as of the last business day of every month subsequent to the initial sale of Interests to investors. The Adviser will pay the Sub-Adviser for its services an annual fee equal to 0.75% from the Management Fee received by the Adviser based on the aggregate month-end value of the outstanding interests of the Fund. The fee paid to the Sub-Adviser will not be a direct expense of the Fund.

         Aspen Strategic Alliance LLC (the "Administrator") provides various administration, fund accounting, investor accounting, taxation and transfer agent services to the Fund. In consideration of these services, the Fund will pay the Administrator a monthly fee of 0.50% of the Fund's net assets on an annual basis and will reimburse the Administrator for certain out-of-pocket expenses. Pursuant to the administration agreement with the Fund, the Administrator may appoint sub-administrators to provide these services to the Fund. Pursuant to a separate Sub-Administration, Accounting and Investor Services Agreement, the Administrator has contracted with PFPC Inc., an affiliate of PNC Bank N.A., to provide sub-administration, accounting and investor services to the Fund. PFPC Inc. is compensated by the Administrator.

         Net profits or net losses of the Fund for each fiscal period will be allocated among, and credited or debited against, the capital accounts of Investors as of the last day of each fiscal period in accordance with Investors' respective investment percentages for the period. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments) and realized income and gains or losses and expenses during the fiscal period, before giving effect to any repurchases by the Fund for Interests (or portions thereof). Expenses required by applicable accounting principles to be charged to capital that are paid or accrued during a fiscal period will be allocated and charged to capital accounts of Investors pro rata in accordance with their respective investment percentages for the period. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the period ended July 31, 2004 were $1,474.

                                               ASA Debt Arbitrage Fund, L.L.C.
                                     Notes to Financial Statements (continued)
                                                                   (Unaudited)
------------------------------------------------------------------------------
                                            For the Period Ended July 31, 2004

------------------------------------------------------------------------------

4.       Administration and Custodian Fees

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian of the Fund's assets, and may maintain custody of the Fund's assets with U.S. and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) as approved or authorized by the Board.

         The Fund pays a quarterly fee to the Distributor to reimburse it for payments made to Selling Agents and certain financial advisers that have agreed to provide ongoing investor services and account maintenance services to investors in the Fund that are their customers ("Investor Service Providers"). This fee will be in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.60% (on an annualized basis) of the aggregate value of outstanding Interests held by investors that receive services from the Investor Service Provider, determined as of the last day of the calendar quarter (before any repurchases of Interests); or (ii) the Distributor's actual payments to the Investor Service Provider.

5.       Securities Transactions

         Aggregate purchases of Investment Funds for the period ended July 31, 2004 amounted to $4,096,682.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

6.       Investments

         As of July 31, 2004, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at July 31, 2004.

         Investment Objective                   Cost               Fair Value
         --------------------                   ----               ----------

         Fixed Income arbitrage/
         Convertible bonds arbitrage         $4,096,682            $4,088,334

         The following table lists the Fund's investments in Investment Funds as of July 31, 2004. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2% (per annum) of net assets and performance incentive fees or allocations ranging from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of one year from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                               ASA Debt Arbitrage Fund, L.L.C.
                                     Notes to Financial Statements (continued)
                                                                   (Unaudited)
------------------------------------------------------------------------------
                                            For the Period Ended July 31, 2004

------------------------------------------------------------------------------

6.   Investments (continued)


                                                         Realized and
                                                          Unrealized
                                                          gain from                           Percentage of
Investment Fund:                             Cost        Investments          Fair Value      Fund's Capital      Liquidity
-----------------------------------------------------------------------------------------------------------------------------

A.M. Investment Fund L.P.           $    850,000        $    1,704           $    851,704           18.37%          Quarterly *
Precept Domestic Fund L.P.               850,000                39                850,039           18.33%          Quarterly *
TQA Fund Arbitrage L.P.                  981,594           (13,547)               968,047           20.88%          Quarterly *
Midway Market Neutral Fund L.P.          862,707             7,861                870,568           18.77%          Monthly *
Zazove Convertible Hedged Fund L.P.      552,381            (4,405)               547,976           11.82%          Quarterly *

                                    ----------------------------------------------------------------------
       Total                        $ 4,096,682         $   (8,348)          $  4,088,334           88.17%
                                    -------------------------------

Other Assets, less Liabilities                                                    548,709           11.83%
                                                                             -----------------------------
Members' Capital - Net Assets                                                $  4,637,043          100.00%
  * Initial lock-up is one year from initial investment.                     =============================


7.       Financial Instruments with Off-Balance Sheet Risk

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

                                               ASA Debt Arbitrage Fund, L.L.C.
                                     Notes to Financial Statements (continued)
                                                                   (Unaudited)
------------------------------------------------------------------------------
                                            For the Period Ended July 31, 2004

------------------------------------------------------------------------------

8.       Financial Highlights

         The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                                                                       Period from
                                                                                                      March 1, 2004
                                                                                                    (commencement of
                                                                                                   operations) through
                                                                                                      July 31, 2004
                                                                                                        Unaudited
                                                                                                        ---------

         Net Asset Value, Beginning of Period                                                            $ 25.00
         Net Investment Income (Loss)                                                                      (0.28)
         Realized & Unrealized Gains (Losses) on Investments                                               (0.04)
                                                                                                         -----------
         Net Asset Value, End of Period*                                                                 $  24.68
                                                                                                         ===========


         Total Return**                                                                                       -1.29%
         Ratio of Net Investment Income (Loss) to Average Net Assets***                                       -2.30%*
         Ratio of Total Expenses to Average Net Assetsa                                                        2.36%*
         Portfolio Turnover Rate*                                                                              0.00%*


           a Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.
           *      Annualized.
          ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.

Item 2. Code of Ethics.

Not applicable.



Item 3. Audit Committee Financial Expert.

Not applicable.



Item 4. Principal Accountant Fees and Services.

Not applicable.



Item 5. Audit Committee of Listed registrants.

Not applicable.



Item 6. Schedule of Investments

Not yet applicable.



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.


Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


Item 10. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
          under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 11. Exhibits.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            ASA Debt Arbitrage Fund LLC
             ----------------------------------------------------------------

By (Signature and Title)*  /s/ Kenneth E. Banwart
                         ----------------------------------------------------
                           Kenneth E. Banwart, Chief Executive Officer
                           (principal executive officer)

Date                       October 8, 2004
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Kenneth E. Banwart
                         ----------------------------------------------------
                           Kenneth E. Banwart, Chief Executive Officer
                           (principal executive officer)

Date                       October 8, 2004
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jeremy L. Standrod
                         ----------------------------------------------------
                           Jeremy L. Standrod, Chief Financial Officer
                           (principal financial officer)

Date                       October 8, 2004
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.